FINANCIAL INSTRUMENTS, DERIVATIVES AND HEDGING ACTIVITIES - Derivative Positions Presented On Net Basis (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gross amounts recognized in the consolidated balance sheet, Asset	$ 11	$ 21
Gross amount subject to offset in master netting arrangements not offset in the consolidated balance sheet, asset	(6)	(11)
Total, Asset	5	10
Gross amounts recognized in the consolidated balance sheet, Liability	19	54
Gross amount subject to offset in master netting arrangements not offset in the consolidated balance sheet, liability	(6)	(11)
Total, Liability	$ 13	$ 43